Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Components of Third-Party Debt
The components of the Company’s third-party debt consists of the following (in thousands):

	March 31, 2024	December 31, 2023
Fortress Term Loan	$43,100	$43,100
Total principal amount of debt	43,100	43,100

Plus: Accretion	213	148
Less: current portion of long-term debt, net of discounts	(38,957)	(38,643)
Less: unamortized deferred financing costs and debt discounts	(4,356)	(4,605)

Long-term debt, net of current portion and discounts	$—	$—

The components of the Company’s third-party debt consisted of the following (in thousands):

	December 31,
	2023	2022
Fortress Term Loan	$43,100	$—
2021 Term Loan	—	55,000
Convertible Notes	—	3,103

Total principal amounts of debt	43,100	58,103

Plus: Accretion	148	213
Less: current portion of long-term debt, net of discounts	(38,643)	(53,360)
Less: unamortized deferred financing costs and debt discounts	(4,605)	(1,853)

Long-term debt, net of current portion and discounts	$—	$3,103

Schedule of Future Maturities of the Term Loan Facility
Scheduled future maturities of the Fortress Term Loan for years subsequent to March 31, 2024 are as follows (in thousands):

December 31, 2024	$—
December 31, 2025	—
December 31, 2026	8,979
December 31, 2027	34,121

$43,100

Scheduled future maturities of the Fortress Term Loan for years subsequent to December 31, 2023 are as follows (in thousands):

December 31, 2024	—
December 31, 2025	—
December 31, 2026	8,979
December 31, 2027	34,121

$43,100